Content Assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capitalized Licensed Content Costs [Abstract]
Write-off of content asset unamortized cost	$ 13,700,000	$ 23,000,000.0	$ 0
Impairment of capitalized licensed content assets	$ 0	$ 0	$ 65,500,000